In-process research and development and goodwill	6 Months Ended
Jun. 30, 2016
In-process research and development and goodwill
In-process research and development and goodwill

4. In-process research and development and Goodwill

In-process research and development and Goodwill consists of the following (in thousands):

	As of June 30, 2016
	Cost	Additions	Impairment	Total
In-process research and development	$36,551	$—	$(5,228)	$31,323
Goodwill	7,256	—	—	7,256
Total	$43,807	$—	$(5,228)	$38,579

	As of December 31, 2015
	Cost	Additions	Impairment	Total
In-process research and development	$5,228	$31,323	$—	$36,551
Goodwill	2,200	5,056	—	7,256
Total	$7,428	$36,379	$—	$43,807

Goodwill and In-process research and development as of December 31, 2015 resulted from our acquisition of BioPancreate and our 2015 acquisition of product candidate COR-005 from Aspireo Pharmaceuticals, Ltd.  In process research and development is initially measured at its fair value and is not amortized until commercialization. Once commercialization occurs, in process research and development will be amortized over its estimated useful life.

We recorded an impairment charge related to the In-process research and development of $5.2 million for each of the three and six months ended June 30, 2016.